Other Current Monetary Assets	12 Months Ended
Dec. 31, 2021
Disclosure Of Other Current Monetary Assets [Abstract]
Other Current Monetary Assets
13.	OTHER CURRENT MONETARY ASSETS

	December 31
	2020	2021
	NT$	NT$
	(In Millions)
Time deposits and negotiable certificates of deposit with maturities of more than three months	$4,596	$3,499
Others	1,528	1,562
	$6,124	$5,061

The annual yield rates of time deposits and negotiable certificates of deposit with maturities of more than three months at the balance sheet dates were as follows:

	December 31
	2020	2021
Time deposits and negotiable certificates of deposit with maturities of more than three months	0.07%-2.25%	0.03%-2.70%